BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of antidilutive securities excluded from computation of earnings per share

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2020	2019

Series A Preferred Stock	1,355,000,000	1,230,000,000
Convertible notes	1,396,084,483	229,585,686
Warrants	10,000,000	10,000,000
Potentially dilutive securities	2,761,084,483	1,469,585,686

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018

Series A Preferred Stock	1,355,000,000	1,273,750,000
Convertible notes	603,436,155	281,787,716
Warrants	10,000,000	10,000,000
Potentially dilutive securities	1,968,436,155	1,565,537,716

Changes in the fair value of the Company's Level 3 financial liabilities
Derivative Liability
Balance, December 31, 2019	2,813,150
Additions recognized as debt discount	734,801
Derivative liability settlements	(158,673)
Mark-to-market at March 31, 2020	708,932
Balance, March 31, 2020	$4,098,210

Net loss for the year included in earnings relating to the liabilities held at March 31, 2020	$708,932

Derivative Liability
Balance, December 31, 2018	2,215,376
Additions recognized as debt discount	1,500,000
Derivative liability settlements	(1,506,515)
Mark-to-market at December 31, 2019	604,289
Balance, December 31, 2019	$2,813,150

Net loss for the year included in earnings relating to the liabilities held at December 31, 2019	$604,289

Schedule of derivative liabilities at fair value
	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – March 31, 2020	$–	$–	$4,098,210	$4,098,210

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2019	$–	$–	$2,813,150	$2,813,150

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2018	$–	$–	$2,215,376	$2,215,376

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2019	$–	$–	$2,813,150	$2,813,150